10. STOCK OPTION PLANS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 2006 and 2002 Plans [Member]
Number of Unvested Options
Unvested Beginning	1,425,000	50,000
Granted	0	1,400,000
Vested	(225,000)	(25,000)
Cancelled	(1,000,000)	0
Unvested Ending	200,000	1,425,000
Weighted Average Exercise Price
Unvested Beginning	$ 0.17	$ 0.13
Granted	$ 0.13	$ 0.16
Vested	$ 0.14	$ 0.4
Unvested Ending	$ 0.14	$ 0.17
Weighted Average Grant Date Fair Value
Unvested Beginning	$ 0.07	$ 0.37
Granted		$ 0.07
Vested	$ 0.07	$ 0.12
Cancelled	$ 0.07
Unvested Ending	$ 0.11	$ 0.07